SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 2,995	$ 2,995
Less, accumulated depreciation	(2,995)	(2,497)
Equipment, net		498
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 2,995	$ 2,995